OTHER LONG-TERM LIABILITIES - Reconciliation of Pension Cost Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Retirement Indemnity Plans, France [Member]
Benefit obligations at beginning of year	€ 1,111	€ 969	€ 976
Service cost	90	88	68
Interest cost	6	9	16
Net loss or (gain)			2
Actuarial (gain) or loss	(72)	46	(93)
Amortization of net prior service cost		1	1
Benefits paid	(56)
Benefit obligations at end of year	1,080	1,111	969
Unrecognized actuarial (gain) loss	22	94	48
Unrecognized prior service cost	16	17	18
Accrued pension cost	1,042	1,000	902
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Benefit obligations at beginning of year	1,310	1,230	1,311
Service cost	120	123	140
Interest cost	7	7	6
Amortization of net loss		1	27
Actuarial (gain) or loss		(1)	(294)
Benefits paid	(97)	(5)	(3)
Exchange rate impact	(39)	(44)	42
Benefit obligations at end of year	1,302	1,310	1,230
Unrecognized actuarial (gain) loss	126	130	136
Accrued pension cost	€ 1,176	€ 1,181	€ 1,093